Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 15 - Earnings Per Share

(Dollars in thousands, except per share data)

	2012	2011	2010
Basic
Net income	$4,262	$3,513	$2,711

Weighted average common shares outstanding	3,296,462	3,286,969	3,273,151

Basic earnings per common share	$1.29	$1.07	$0.83
Diluted
Net income	$4,262	$3,513	$2,711

Weighted average common shares outstanding	3,296,462	3,286,969	3,273,151
Plus: dilutive effect of assumed exercises of stock options	436	—	—
Average shares and dilutive potential common shares	3,296,898	3,286,969	3,273,151

Diluted earnings per common share	$1.29	$1.07	$0.83

There were 28,625 stock options as of December 31, 2012, 46,656 as of December 31, 2011, and 49,232 as of December 31, 2010 considered to be anti-dilutive to earnings per share and thus have been excluded from the calculations above.